Significant Contingent Liabilities and Unrecognised Contract Commitments	6 Months Ended
Jun. 30, 2024
Significant Contingent Liabilities and Unrecognised Contract Commitments [Abstract]
Significant Contingent Liabilities and Unrecognised Contract Commitments
9.	Significant Contingent Liabilities and Unrecognised Contract Commitments

Commitments

Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:

	June 30, 2024	December 31, 2023	June 30, 2023
Property, plant and equipment	$9,750	$-	$-